SUPPLEMENT DATED JULY 24, 2002
TO
PROSPECTUSES DATED MAY 1, 2002
FOR
ALL-STAR VARIABLE AND FIXED ANNUITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

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Effective July 31, 2002, the name of the Galaxy VIP High Quality Bond Fund has been changed to Galaxy VIP Quality Plus Bond Fund. Throughout this prospectus, all references to the Galaxy VIP High Quality Bond Fund are hereby changed to Galaxy VIP Quality Plus Bond Fund.